PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 11,935	$ 12,770	$ 11,500